Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of expenses

For the years ended December 31	2023	2022
Cost of sales	$2,797,794	$3,238,312
Selling and distribution	552,693	498,552
Administrative expenses	109,415	81,657
Total expenses by function	$3,459,902	$3,818,521
Cost of raw materials and purchased methanol	2,329,856	2,789,921
Ocean freight and other logistics	357,495	325,893
Employee expenses, including share-based compensation	243,542	219,012
Other expenses	137,179	111,275
Cost of sales and operating expenses	3,068,072	3,446,101
Depreciation and amortization	391,830	372,420
Total expenses by nature	$3,459,902	$3,818,521